GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION	12 Months Ended
Jan. 31, 2024
Segment Reporting [Abstract]
GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION	GEOGRAPHIC AND SIGNIFICANT CUSTOMER INFORMATION
Geographic Information

Revenue by major geographic region is based on the location of our contracting subsidiary, which often differ from the geographic location of the customer.

The information below summarizes revenue by major geographic region for the years ended January 31, 2024, 2023, and 2022:

	Year Ended January 31,
(in thousands)	2024	2023	2022
EMEA:
Israel	$215,312	$201,610	$328,371
Germany	53,480	44,486	63,258
Other	14,950	13,208	14,127
Total EMEA	283,743	259,304	405,756
Americas:
United States	10,029	35,139	37,726
Other	7,147	9,987	17,869
Total Americas	17,176	45,126	55,595
APAC	12,486	7,633	12,691
Total revenue	$313,404	$312,062	$474,042

Our long-lived assets primarily consist of net property and equipment, operating lease ROU assets, goodwill and other intangible assets. We believe that our tangible long-lived assets, which consist of our net property and equipment, are exposed to greater geographic area risks and uncertainties than intangible assets and long-term cost deferrals, because these tangible assets are difficult to move and are relatively illiquid.

Property and equipment, net by geographic area consisted of the following as of January 31, 2024 and 2023:

	January 31,
(in thousands)	2024	2023
Israel	$18,814	$20,090
United States	290	173
Other countries	5,280	5,611
Total property and equipment, net	$24,384	$25,874

Significant Customers

The Company’s largest customers accounted for the following percentage of total revenue:

	Year Ended January 31,
	2024	2023	2022
Customer A	16.5%	17.7%	14.8%
Customer B	11.0%	10.0%	8.4%

In making this determination of significant customers, we define a customer as an organization from which we have recognized revenue in a reporting period. In situations where a governmental organization acts on behalf of multiple agencies or departments, we treat that organization as the customer for reporting purposes notwithstanding that each of the underlying agencies or departments is generally making its own independent purchasing decisions.